Consolidated balance sheet £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Assets
Cash and balances at central banks	£ 238,574	£ 191,127
Cash collateral and settlement balances	92,542	101,367
Loans and advances at amortised cost	361,451	342,632
Reverse repurchase agreements and other similar secured lending	3,227	9,031
Trading portfolio assets	147,035	127,950
Financial assets at fair value through the income statement	191,972	175,151
Derivative financial instruments	262,572	302,446
Financial assets at fair value through other comprehensive income	61,753	78,688
Investments in associates and joint ventures	999	781
Goodwill and intangible assets	8,061	7,948
Property, plant and equipment	3,555	4,036
Current tax assets	261	477
Deferred tax assets	4,619	3,444
Retirement benefit assets	3,879	1,814
Other assets	3,785	2,622
Total assets	1,384,285	1,349,514
Liabilities
Deposits at amortised cost	519,433	481,036
Cash collateral and settlement balances	79,371	85,423
Repurchase agreements and other similar secured borrowing	28,352	14,174
Debt securities in issue	98,867	75,796
Subordinated liabilities	12,759	16,341
Trading portfolio liabilities	54,169	47,405
Financial liabilities designated at fair value	250,960	249,765
Derivative financial instruments	256,883	300,775
Current tax liabilities	739	645
Deferred tax liabilities	37	15
Retirement benefit liabilities	311	291
Other liabilities	10,505	8,662
Provisions	1,688	2,304
Total liabilities	1,314,074	1,282,632
Equity
Called up share capital and share premium	4,536	4,637
Other equity instruments	12,259	11,172
Other reserves	1,770	4,461
Retained earnings	50,657	45,527
Total equity excluding non-controlling interests	69,222	65,797
Non-controlling interests	989	1,085
Total equity	70,211	66,882
Total liabilities and equity	£ 1,384,285	£ 1,349,514